Nature of operations and liquidity risk - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Nature of operations [line items]
Liquidity amount available	$ 2,200,000
Cash and cash equivalents	1,651,985	$ 1,603,067	$ 1,444,783
Working capital balance	1,900,000
Contractual obligations	100,000
Cash [member]
Nature of operations [line items]
Cash and cash equivalents	$ 1,700,000
Rio Tinto [member]
Nature of operations [line items]
Percentage of ownership interest held by ultimate parent entity	50.80%	50.80%
Rio Tinto [member] | Liquidity risk [member]
Nature of operations [line items]
Deposits classified as cash equivalents	$ 500,000